Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Product and service revenue	$ 176,068
License revenue	85,714	$ 58,929
Total revenue	261,782	58,929
Expenses
Cost of sales	88,109
Research and development	3,219,361	3,933,619
Research and development-related party (Note 8)	203,992	125,587
General and administrative	4,382,640	2,346,557
Loss from operations	(7,632,320)	(6,346,834)
Interest (expense) income	(114,994)	(45,553)
Net loss, before income tax	(7,747,314)	(6,392,387)
Deferred income tax benefit	23,910	813,697
Net loss	$ (7,723,404)	$ (5,578,690)
Weighted average number of Aytu common shares outstanding	9,207,917	6,949,476
Basic and diluted Aytu net loss per common share	$ (0.84)	$ (0.80)